Schedule Of Stock Options, Valuation Assumptions (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Expected volatility	85.50%	69.80%
Dividend yield	8.50%	8.50%
Expected life	2 years 3 months 29 days	3 years 3 months 29 days
Risk-free interest rate	0.73%	0.17%